Deferred income tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax
Deferred tax assets	¥ 45,765	¥ 32,646	¥ 19,900
Deferred tax liabilities		(14,651)	(12,829)
Tax losses
Deferred income tax
Deferred tax assets	43,323	27,988	17,478
Others
Deferred income tax
Deferred tax assets	2,442	4,658	2,422
Deferred tax liabilities		(226)	(581)
Medical licenses and tradenames
Deferred income tax
Deferred tax liabilities	¥ (285)	¥ (14,425)	¥ (12,248)